CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Condensed Consolidated Statement of Operations [Abstract]
Related-party management fees	$ 0	$ 200	$ 200	$ 600